Convertible Notes Payable - Schedule of Convertible Promissory Note (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 23, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Principal amount	$ 213,337	$ 213,337	$ 213,337
Unamortized debt discount	(26,178)	(34,904)
Net carrying amount	$ 187,159	$ 178,433